UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler          Charlottesville, VA            November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:  $1,217,134
                                        (thousands)


List of Other Included Managers:

1.   Peninsula Investment Partners, LP

2.   Peninsula   Capital   Appreciation,   LLC,  General  Partner  of  Peninsula
     Investment Partners, LP

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2  COLUMN 3    COL 4         COLUMN 5         COLUMN 6        COLUMN 7        COLUMN 8

                              TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION      MANAGERS  SOLE SHARED     NONE
ADVO INC                         COM    007585102      448      16,000  SH         SHARED-DEFINED  1, 2               16,000
DAVITA INC                       COM    23918K108  289,350   5,000,000  SH         SHARED-DEFINED  1, 2            5,000,000
DIRECTV GROUP INC                COM    25459L106  236,160  12,000,000  SH         SHARED-DEFINED  1, 2           12,000,000
ECHOSTAR COMMUNICATIONS NEW     CL A    278762109  180,070   5,500,000  SH         SHARED-DEFINED  1, 2            5,500,000
FIBERTOWER CORP                  COM    31567R100   63,415   6,710,550  SH         SHARED-DEFINED  1, 2            6,710,550
NEWS CORP                       CL A    65248E104   36,156   1,840,000  SH         SHARED-DEFINED  1, 2            1,840,000
PEGASUS COMMUNICATIONS CORP   CL A NEW  705904605   15,022   7,548,899  SH         SHARED-DEFINED  1, 2            7,548,899
SUNCOR ENERGY INC                COM    867229106   21,615     300,000  SH         SHARED-DEFINED  1, 2              300,000
U S AIRWAYS GROUP INC            COM    90341W108  177,320   4,000,000  SH         SHARED-DEFINED  1, 2            4,000,000
GRACE W R & CO DEL NEW           COM    38388F108  142,752  10,765,600  SH         SHARED-DEFINED  1, 2           10,765,600
WILSONS THE LEATHER EXPERTS      COM    972463103   41,042  15,487,513  SH         SHARED-DEFINED  1, 2           15,487,513
WSFS FINL CORP                   COM    929328102   12,438     200,000  SH         SHARED-DEFINED  1, 2              200,000
XM SATELLITE RADIO HLDGS INC    CL A    983759101    1,347     104,400  SH         SHARED-DEFINED  1, 2              104,400

SK 03038 0001 715956